Related Party Transactions - Schedule of Amount Outstanding to Affiliates (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to Affiliate	$ 1,042,000	$ 1,046,000	$ 1,016,000
Asset Management Fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate	820,000	814,000	768,000
Property Management Fee [Member]
Related Party Transaction [Line Items]
Due to Affiliate	131,000	117,000	145,000
Construction Management Fee [Member]
Related Party Transaction [Line Items]
Due to Affiliate	42,000	33,000	65,000
Development Fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate	24,000	64,000
Acquisition and development fees [Member]
Related Party Transaction [Line Items]
Due to Affiliate		64,000	5,000
Operating Expense [Member]
Related Party Transaction [Line Items]
Due to Affiliate	19,000	10,000	12,000
Lease Commissions [Member]
Related Party Transaction [Line Items]
Due to Affiliate	$ 6,000	$ 8,000	$ 21,000